Reporting Entity and Group Information (Details) - Schedule of Reporting Date Shareholders shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	50,642,492
Percentage	100.00%
Treasury shares [member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	57,734
Percentage	0.11%
ads-tec Holding GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	17,620,882
Percentage	34.79%
Bosch Thermotechnik GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	8,062,451
Percentage	15.92%
Robert Bosch GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	2,400,000
Percentage	4.74%
Svelland Global Trading Master Fund [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	1,666,667
Percentage	3.29%
Others [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	20,834,758
Percentage	41.14%